Schwab Capital Trust
Schwab Fundamental Global Real Estate Index Fund

Portfolio Holdings as of May 31, 2021 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports. You can also obtain this information at no cost by calling 1-866-414-6349 or by sending an email request to orders@mysummaryprospectus.com.

Security	Number of Shares	Value ($)
Common Stock 99.3% of net assets

Australia 3.7%
Charter Hall Group	8,969	98,131
Charter Hall Retail REIT	27,720	80,515
Cromwell Property Group	147,702	102,519
Dexus	53,242	427,134
Goodman Group	39,837	594,873
Mirvac Group	361,008	783,932
REA Group Ltd.	840	106,589
Scentre Group	566,117	1,198,749
Shopping Centres Australasia Property Group	46,215	88,602
Stockland	263,874	950,442
The GPT Group	95,966	344,182
Vicinity Centres	346,928	422,262
		5,197,930

Austria 0.2%
CA Immobilien Anlagen AG	2,978	129,202
IMMOFINANZ AG *	5,435	121,777
S IMMO AG	3,109	82,622
		333,601

Belgium 0.2%
Befimmo S.A.	1,815	78,770
Cofinimmo S.A.	1,024	160,064
Warehouses De Pauw CVA	515	19,593
		258,427

Brazil 0.3%
BR Malls Participacoes S.A. *	83,022	180,008
Cyrela Brazil Realty S.A. Empreendimentos e Participacoes	29,889	135,919
Multiplan Empreendimentos Imobiliarios S.A.	17,200	84,454
		400,381

Canada 3.0%
Allied Properties Real Estate Investment Trust	5,150	189,067
Altus Group Ltd.	1,800	87,508
Artis Real Estate Investment Trust	24,553	224,585
Boardwalk Real Estate Investment Trust	4,812	155,467
Canadian Apartment Properties REIT	5,821	266,367
Chartwell Retirement Residences	19,200	208,521
Choice Properties Real Estate Investment Trust	11,100	133,323
Colliers International Group, Inc.	1,719	191,003
Cominar Real Estate Investment Trust	46,739	388,444
Security	Number of Shares	Value ($)
Crombie Real Estate Investment Trust	7,600	106,949
Dream Office Real Estate Investment Trust	11,407	204,808
First Capital Real Estate Investment Trust	16,169	238,108
FirstService Corp.	739	119,893
Granite Real Estate Investment Trust	1,648	110,308
H&R Real Estate Investment Trust	51,317	676,694
Killam Apartment Real Estate Investment Trust	1,200	18,824
NorthWest Healthcare Properties Real Estate Investment Trust	2,000	21,357
RioCan Real Estate Investment Trust	36,448	640,831
SmartCentres Real Estate Investment Trust	12,189	295,329
Tricon Residential, Inc.	1,500	16,067
		4,293,453

China 9.2%
Agile Group Holdings Ltd.	357,000	503,752
Central China Management Co., Ltd. *(a)	30,000	11,597
Central China Real Estate Ltd.	30,000	8,427
China Aoyuan Group Ltd.	141,000	165,359
China Evergrande Group	483,000	752,675
China Jinmao Holdings Group Ltd.	771,000	297,994
China Merchants Shekou Industrial Zone Holdings Co., Ltd., A Shares	51,400	94,396
China Overseas Grand Oceans Group Ltd.	137,000	86,791
China Overseas Land & Investment Ltd.	640,500	1,552,641
China Resources Land Ltd.	290,000	1,370,225
China SCE Group Holdings Ltd.	306,000	139,121
China South City Holdings Ltd.	928,000	102,822
China Vanke Co., Ltd., A Shares	73,000	309,402
China Vanke Co., Ltd., H Shares	177,800	613,007
CIFI Holdings Group Co., Ltd.	294,000	256,200
Country Garden Holdings Co., Ltd.	893,000	1,138,474
Country Garden Services Holdings Co., Ltd.	13,000	131,913
Fantasia Holdings Group Co., Ltd. *	481,500	64,494
Gemdale Corp.	8,300	14,201
Gemdale Properties & Investment Corp., Ltd.	460,000	67,587
Greenland Holdings Corp. Ltd., A Shares	20,400	18,550
Greentown China Holdings Ltd.	114,000	130,264
Guangzhou R&F Properties Co., Ltd., H Shares	466,600	629,903
Hopson Development Holdings Ltd	94,000	456,017
Kaisa Group Holdings Ltd. *	302,000	138,582
KWG Group Holdings Ltd.	96,000	146,231
Logan Property Holdings Co., Ltd.	94,000	150,645
Longfor Group Holdings Ltd.	107,500	630,011
Midea Real Estate Holding Ltd	6,200	14,827

Schwab Fundamental Global Real Estate Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Poly Developments and Holdings Group Co., Ltd., A Shares	78,500	167,718
Poly Property Group Co., Ltd.	554,000	158,382
Powerlong Real Estate Holdings Ltd.	244,000	237,443
Red Star Macalline Group Corp. Ltd., A Shares	9,600	15,074
Ronshine China Holdings Ltd. *	103,000	71,556
Seazen Group Ltd. *	206,000	233,562
Seazen Holdings Co. Ltd., A Shares	1,900	14,596
Shanghai Lujiazui Finance & Trade Zone Development Co., Ltd., A Shares	19,100	33,233
Shenzhen Investment Ltd.	663,563	237,444
Shimao Group Holdings Ltd.	177,500	509,260
Sino-Ocean Group Holding Ltd.	1,430,000	303,737
Sunac China Holdings Ltd.	132,000	485,409
Times China Holdings Ltd.	105,000	145,793
Yuexiu Property Co., Ltd.	1,082,000	267,558
Yuzhou Properties Co., Ltd. (b)	474,503	139,883
Zhongliang Holdings Group Co. Ltd	30,000	19,120
		13,035,876

France 1.7%
Covivio	3,815	359,410
Gecina S.A.	2,072	331,195
ICADE	3,589	322,696
Klepierre S.A.	24,534	712,521
Mercialys S.A.	15,653	200,969
Nexity S.A.	8,514	443,232
		2,370,023

Germany 2.1%
alstria Office REIT-AG	5,903	108,082
Aroundtown S.A.	29,758	250,996
Deutsche Euroshop AG *	5,785	136,939
Deutsche Wohnen SE	10,260	653,236
Grand City Properties S.A.	5,241	149,775
LEG Immobilien SE	2,085	306,766
TAG Immobilien AG	6,460	203,155
Vonovia SE	18,306	1,149,054
		2,958,003

Hong Kong 9.0%
Champion REIT	25,000	14,598
CK Asset Holdings Ltd.	305,000	2,076,549
Fortune REIT	98,000	106,082
Hang Lung Group Ltd.	137,000	339,103
Hang Lung Properties Ltd.	134,000	346,488
Henderson Land Development Co., Ltd.	102,866	495,991
Hongkong Land Holdings Ltd.	125,298	613,672
Hysan Development Co., Ltd.	43,500	172,058
K Wah International Holdings Ltd.	278,000	137,120
Kerry Properties Ltd.	127,000	437,916
Link REIT	77,000	742,798
New World Development Co., Ltd.	240,460	1,307,034
Shui On Land Ltd.	1,249,000	210,790
Sino Land Co., Ltd.	340,583	543,646
Sun Hung Kai Properties Ltd.	156,500	2,444,026
Swire Properties Ltd.	71,600	215,847
The Wharf Holdings Ltd.	406,000	1,398,926
Wharf Real Estate Investment Co., Ltd.	195,200	1,181,464
		12,784,108

Security	Number of Shares	Value ($)
Japan 7.9%
Advance Residence Investment Corp.	43	136,507
Aeon Mall Co., Ltd.	16,100	256,729
Daito Trust Construction Co., Ltd.	12,620	1,374,067
Daiwa House REIT Investment Corp.	34	92,912
GLP J-REIT	90	152,984
Heiwa Real Estate Co., Ltd.	2,400	92,009
Hulic Co., Ltd.	21,700	244,670
Japan Metropolitan Fund Invest	347	347,102
Japan Prime Realty Investment Corp.	30	117,268
Japan Real Estate Investment Corp.	43	260,676
Leopalace21 Corp. *	180,400	225,938
Mitsubishi Estate Co., Ltd.	85,400	1,401,011
Mitsui Fudosan Co., Ltd.	100,600	2,382,723
Nippon Building Fund, Inc.	53	338,869
Nippon Prologis REIT, Inc.	48	148,600
Nomura Real Estate Holdings, Inc.	20,500	537,648
Nomura Real Estate Master Fund, Inc.	133	209,251
Open House Co., Ltd.	4,000	185,294
Orix JREIT, Inc.	83	152,255
Relo Group, Inc.	5,200	103,296
SAMTY Co., Ltd.	900	15,964
Starts Corp., Inc.	4,600	117,158
Sumitomo Realty & Development Co., Ltd.	31,900	1,084,047
Takara Leben Co., Ltd.	4,800	15,369
Tokyo Tatemono Co., Ltd.	23,700	360,518
Tokyu Fudosan Holdings Corp.	112,700	676,489
United Urban Investment Corp.	107	153,251
		11,182,605

Mexico 0.4%
Fibra Uno Administracion S.A. de C.V.	323,800	378,617
Macquarie Mexico Real Estate Management S.A. de C.V.	77,900	86,434
PLA Administradora Industrial S de RL de C.V.	65,900	98,562
		563,613

Netherlands 2.0%
Eurocommercial Properties N.V. CVA *	8,254	245,749
Unibail-Rodamco-Westfield *	27,600	2,430,025
Wereldhave N.V.	11,587	207,647
		2,883,421

Philippines 0.7%
Ayala Corp. (a)	19,570	318,950
Ayala Land, Inc. (a)	379,132	273,571
GT Capital Holdings, Inc. (a)	20,120	248,228
Robinsons Land Corp. (a)	36,500	13,077
SM Prime Holdings, Inc. (a)	266,400	205,531
		1,059,357

Singapore 1.5%
Ascendas Real Estate Investment Trust	108,088	237,613
Ascott Residence Trust	91,500	68,768
CapitaLand Integrated Commercial Trust	154,028	238,475
CapitaLand Ltd.	238,200	658,524
City Developments Ltd.	56,000	322,761
Mapletree Commercial Trust	63,827	99,792
Mapletree Industrial Trust	43,947	91,347
Mapletree Logistics Trust	65,244	97,559
Mapletree North Asia Commercial Trust	130,315	101,434

Schwab Fundamental Global Real Estate Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Suntec Real Estate Investment Trust	86,900	95,199
UOL Group Ltd.	35,080	196,722
		2,208,194

South Africa 1.2%
Fortress REIT Ltd., A Shares	22,533	23,594
Growthpoint Properties Ltd.	450,092	477,485
Hyprop Investments Ltd.	86,895	168,036
NEPI Rockcastle plc	29,895	208,010
Redefine Properties Ltd. *	1,740,474	531,697
Resilient REIT Ltd.	28,829	102,524
Vukile Property Fund Ltd.	218,490	156,956
		1,668,302

Sweden 1.2%
Castellum AB	11,384	294,771
Fabege AB	7,842	127,405
Fastighets AB Balder, B Shares *	1,716	108,021
JM AB	10,161	403,048
Klovern AB, B Shares	12,404	24,858
Kungsleden AB	10,884	139,155
LE Lundbergfortagen AB, B Shares	4,345	266,809
Pandox AB *	6,964	122,896
Wallenstam AB, B Shares	5,010	84,989
Wihlborgs Fastigheter AB	5,145	116,465
		1,688,417

Switzerland 0.7%
Allreal Holding AG	899	181,299
Mobimo Holding AG *	368	123,245
PSP Swiss Property AG	1,221	159,772
Swiss Prime Site AG	4,887	501,853
		966,169

Taiwan 0.4%
Chong Hong Construction Co., Ltd.	39,000	111,099
Farglory Land Development Co., Ltd.	44,000	87,189
Highwealth Construction Corp.	130,470	200,509
Huaku Development Co., Ltd.	26,000	87,464
Ruentex Development Co., Ltd.	57,420	108,307
		594,568

Thailand 0.5%
AP Thailand PCL NVDR	408,961	112,519
Central Pattana PCL NVDR	99,100	160,039
Land & Houses PCL NVDR	776,000	198,609
Quality Houses PCL	862,100	63,436
Sansiri PCL NVDR	3,396,483	142,299
Supalai PCL NVDR	172,582	116,424
		793,326

United Arab Emirates 1.1%
Aldar Properties PJSC	394,091	397,926
Emaar Development PJSC *	127,800	125,783
Emaar Malls PJSC *	181,793	97,915
Emaar Properties PJSC	801,839	883,006
		1,504,630

United Kingdom 2.4%
Big Yellow Group plc	5,169	95,707
Derwent London plc	3,318	162,857
Grainger plc	27,658	111,949
Security	Number of Shares	Value ($)
Great Portland Estates plc	14,995	153,130
Hammerson plc	552,314	312,389
Intu Properties plc *(a)(b)	2,915,975	18,374
Land Securities Group plc	71,359	710,315
NewRiver REIT plc *	12,735	17,729
Rightmove plc	15,119	129,134
Safestore Holdings plc	7,209	96,526
Savills plc	15,802	265,445
Segro plc	19,225	284,272
St. Modwen Properties plc	20,416	159,064
The British Land Co., plc	86,533	625,065
The Unite Group plc	6,776	108,989
Tritax Big Box REIT plc	6,649	18,573
Workspace Group plc	7,671	98,630
		3,368,148

United States 49.9%
Acadia Realty Trust	7,398	160,537
Alexander & Baldwin, Inc.	13,671	262,620
Alexandria Real Estate Equities, Inc.	2,628	468,467
American Assets Trust, Inc.	3,171	115,900
American Campus Communities, Inc.	9,989	471,081
American Finance Trust, Inc.	11,580	105,378
American Homes 4 Rent, Class A	7,797	296,832
American Tower Corp.	8,611	2,199,766
Americold Realty Trust	3,848	146,301
Apartment Income REIT Corp.	9,894	460,862
Apple Hospitality REIT, Inc.	37,874	601,060
AvalonBay Communities, Inc.	6,138	1,270,198
Boston Properties, Inc.	11,627	1,366,870
Brandywine Realty Trust	20,895	293,784
Brixmor Property Group, Inc.	37,557	852,919
Brookfield Property REIT, Inc., Class A	10,246	192,010
Camden Property Trust	4,546	569,977
CareTrust REIT, Inc.	652	15,179
CBRE Group, Inc., Class A *	25,077	2,201,259
Centerspace	1,129	80,373
Chatham Lodging Trust *	10,969	144,462
Colony Capital, Inc. *	169,059	1,161,435
Colony Credit Real Estate, Inc.	1,632	15,422
Columbia Property Trust, Inc.	16,295	285,000
CoreCivic, Inc. *	50,026	391,704
CoreSite Realty Corp.	978	118,582
Corporate Office Properties Trust	8,260	227,976
CoStar Group, Inc. *	253	216,062
Cousins Properties, Inc.	4,985	184,894
Crown Castle International Corp.	11,927	2,260,166
CubeSmart	7,938	347,605
Cushman & Wakefield plc *	6,811	129,477
CyrusOne, Inc.	3,107	229,141
DiamondRock Hospitality Co. *	36,801	356,234
Digital Realty Trust, Inc.	7,343	1,112,905
Diversified Healthcare Trust	118,858	431,454
Douglas Emmett, Inc.	9,111	316,334
Duke Realty Corp.	11,915	553,571
Easterly Government Properties, Inc.	698	14,470
EastGroup Properties, Inc.	934	147,647
Empire State Realty Trust, Inc., Class A	20,538	242,965
EPR Properties *	6,993	343,706
Equinix, Inc.	1,858	1,368,826
Equity Commonwealth	6,405	175,753
Equity LifeStyle Properties, Inc.	4,804	340,411
Equity Residential	20,529	1,589,971
Essex Property Trust, Inc.	2,554	754,171
Extra Space Storage, Inc.	4,154	622,311
Federal Realty Investment Trust	4,283	489,718
First Industrial Realty Trust, Inc.	3,922	198,610
Gaming & Leisure Properties, Inc.	9,166	424,936

Schwab Fundamental Global Real Estate Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Global Net Lease, Inc.	6,169	120,542
Healthcare Realty Trust, Inc.	6,739	204,461
Healthcare Trust of America, Inc., Class A	9,616	263,575
Healthpeak Properties, Inc.	31,092	1,037,851
Hersha Hospitality Trust *	15,289	164,357
Highwoods Properties, Inc.	8,140	371,835
Host Hotels & Resorts, Inc. *	118,625	2,036,791
Hudson Pacific Properties, Inc.	9,687	280,826
Independence Realty Trust, Inc.	1,274	21,760
Industrial Logistics Properties Trust	927	23,231
Invitation Homes, Inc.	14,010	508,143
Iron Mountain, Inc.	34,867	1,518,109
JBG SMITH Properties	5,380	173,290
Jones Lang LaSalle, Inc. *	7,218	1,459,840
Kennedy-Wilson Holdings, Inc.	9,939	197,190
Kilroy Realty Corp.	5,232	367,339
Kimco Realty Corp.	36,387	775,407
Kite Realty Group Trust	11,988	254,146
Lamar Advertising Co., Class A	5,883	616,656
Lexington Realty Trust	17,466	216,229
Life Storage, Inc.	3,194	317,611
LTC Properties, Inc.	1,953	76,519
Mack-Cali Realty Corp.	10,798	184,322
Marcus & Millichap, Inc. *	2,161	84,927
Medical Properties Trust, Inc.	14,456	306,033
Mid-America Apartment Communities, Inc.	4,751	763,486
National Health Investors, Inc.	1,890	124,570
National Retail Properties, Inc.	7,108	329,456
New Senior Investment Group, Inc.	24,462	162,183
Newmark Group, Inc., Class A	13,230	170,667
Office Properties Income Trust	5,914	172,866
Omega Healthcare Investors, Inc.	11,406	417,688
Outfront Media, Inc. *	23,730	568,096
Paramount Group, Inc.	23,817	261,511
Park Hotels & Resorts, Inc. *	57,146	1,188,065
Pebblebrook Hotel Trust	13,567	303,222
Physicians Realty Trust	7,189	130,337
Piedmont Office Realty Trust, Inc., Class A	16,853	311,612
Preferred Apartment Communities, Inc., Class A	9,777	95,912
Prologis, Inc.	12,327	1,452,614
PS Business Parks, Inc.	879	136,210
Public Storage	4,911	1,387,259
QTS Realty Trust, Inc., Class A	1,784	113,070
Realogy Holdings Corp. *	75,893	1,344,065
Realty Income Corp.	9,333	638,377
Regency Centers Corp.	8,630	557,498
Retail Opportunity Investments Corp.	8,940	159,668
Retail Properties of America, Inc., Class A	37,158	447,754
Rexford Industrial Realty, Inc.	389	21,484
RLJ Lodging Trust	34,330	527,652
RPT Realty	14,921	190,243
Ryman Hospitality Properties, Inc. *	4,637	347,358
Sabra Health Care REIT, Inc.	11,145	194,703
SBA Communications Corp.	1,163	346,714
Seritage Growth Properties, Class A *	5,696	96,148
Service Properties Trust	67,062	842,299
Simon Property Group, Inc.	30,685	3,942,716
SITE Centers Corp.	30,733	460,073
SL Green Realty Corp.	11,681	925,369
Spirit Realty Capital, Inc.	6,988	330,253
STAG Industrial, Inc.	3,786	135,198
STORE Capital Corp.	6,572	226,077
Summit Hotel Properties, Inc. *	17,862	171,654
Security	Number of Shares	Value ($)
Sun Communities, Inc.	2,362	395,446
Sunstone Hotel Investors, Inc. *	37,654	472,934
Tanger Factory Outlet Centers, Inc.	24,506	429,590
Terreno Realty Corp.	269	17,114
The GEO Group, Inc. (b)	38,296	198,756
The Howard Hughes Corp. *	2,137	226,159
The Macerich Co.	55,136	877,214
UDR, Inc.	11,685	556,557
Uniti Group, Inc.	34,418	373,779
Urban Edge Properties	11,114	215,056
Ventas, Inc.	36,975	2,050,264
VEREIT, Inc.	19,842	943,884
VICI Properties, Inc.	12,009	373,840
Vornado Realty Trust	17,838	843,381
Washington Prime Group, Inc. *(b)	45,056	100,024
Washington Real Estate Investment Trust	6,394	151,218
Weingarten Realty Investors	11,659	382,065
Welltower, Inc.	32,688	2,444,082
WP Carey, Inc.	6,425	484,766
Xenia Hotels & Resorts, Inc. *	22,760	441,772
Zillow Group, Inc., Class A *	40	4,732
Zillow Group, Inc., Class C *	70	8,212
		70,893,254
Total Common Stock
(Cost $108,200,661)		141,005,806

Rights 0.0% of net assets

Singapore 0.0%
Mapletree Industrial Trust expires 06/11/21 *(a)	2,197	183
Total Rights
(Cost $—)		183

Investment Companies 0.4% of net assets

United States 0.4%
Equity Funds 0.1%
iShares Core US REIT ETF	1,500	85,845
Securities Lending Collateral 0.3%
Wells Fargo Government Money Market Fund, Select Class 0.03% (c)	463,644	463,644
Total Investment Companies
(Cost $548,837)		549,489
Security Rate, Maturity Date	Face Amount Local Currency	Value ($)
Short-Term Investments 0.2% of net assets

Time Deposits 0.2%
BNP Paribas S. A.
Euro
(0.78%), 06/01/21 (d)(e)	6,171	7,546
Brown Brothers Harriman & Co.
Australian Dollar
(0.20%), 06/01/21 (d)(e)	6,629	5,131
Canadian Dollar
0.02%, 06/01/21 (d)	3,359	2,781
Hong Kong Dollar
0.00%, 06/01/21 (d)	246,132	31,712
Singapore Dollar
0.01%, 06/01/21 (d)	5,763	4,363

Schwab Fundamental Global Real Estate Index Fund
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount Local Currency	Value ($)
South African Rand
3.13%, 06/01/21 (d)	120,634	8,793
Swedish Krona
(0.30%), 06/01/21 (d)(e)	22,979	2,772
Swiss Franc
(1.70%), 06/01/21 (d)(e)	2,532	2,815
Citibank
Pound Sterling
0.01%, 06/01/21 (d)	2,605	3,697
Skandinaviska Enskilda Banken AB
U.S. Dollar
0.01%, 06/01/21 (d)	161,340	161,340
Sumitomo Mitsui Banking Corp.
Japanese Yen
(0.30%), 06/01/21 (d)(e)	302,250	2,763
Total Short-Term Investments
(Cost $233,713)		233,713

	Number of Contracts	Notional Amount ($)	Current Value/ Unrealized Appreciation ($)
Futures Contracts
Long
Dow Jones U.S. Real Estate Index, expires 06/18/21	9	351,180	2,831
MSCI EAFE Index, expires 06/18/21	2	233,700	444
MSCI Emerging Markets Index, expires 06/18/21	3	204,135	3,069
Net Unrealized Appreciation			6,344
*	Non-income producing security.
(a)	Fair-valued by management using significant unobservable inputs in accordance with procedures approved by fund’s Board of Trustees.
(b)	All or a portion of this security is on loan. Securities on loan were valued at $398,546.
(c)	The rate shown is the 7-day yield.
(d)	The rate shown is the current daily overnight rate.
(e)	Rate is negative due to the current daily overnight rate at the central bank of the denominated currency and therefore is non-income producing.

CVA –	Dutch Certificate
ETF –	Exchange-traded fund
NVDR –	Non-Voting Depositary Receipt
REIT –	Real Estate Investment Trust

Schwab Fundamental Global Real Estate Index Fund
Portfolio Holdings (Unaudited) continued

The following is a summary of the inputs used to value the fund’s investments as of May 31, 2021:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Common Stock[1]	$76,150,701	$—	$—	$76,150,701
Australia	—	5,197,930	—	5,197,930
Austria	—	333,601	—	333,601
Belgium	—	258,427	—	258,427
China	464,444	12,559,835	11,597	13,035,876
France	—	2,370,023	—	2,370,023
Germany	—	2,958,003	—	2,958,003
Hong Kong	—	12,784,108	—	12,784,108
Japan	152,984	11,029,621	—	11,182,605
Netherlands	—	2,883,421	—	2,883,421
Philippines	—	—	1,059,357	1,059,357
Singapore	—	2,208,194	—	2,208,194
South Africa	1,136,605	531,697	—	1,668,302
Sweden	—	1,688,417	—	1,688,417
Switzerland	181,299	784,870	—	966,169
Taiwan	—	594,568	—	594,568
Thailand	—	793,326	—	793,326
United Arab Emirates	—	1,504,630	—	1,504,630
United Kingdom	371,949	2,977,825	18,374	3,368,148
Rights[1]
Singapore	—	—	183	183
Investment Companies[1]	549,489	—	—	549,489
Short-Term Investments[1]	—	233,713	—	233,713
Futures Contracts[2]	6,344	—	—	6,344
Total	$79,013,815	$61,692,209	$1,089,511	$141,795,535
[1]	As categorized in the Portfolio Holdings.
[2]	Futures contracts are reported at the cumulative unrealized appreciation or depreciation.
Fund investments in mutual funds and ETFs are classified as Level 1, without consideration to the classification level of the underlying securities held by the mutual funds and ETFs, which could be Level 1, Level 2 or Level 3.

Schwab Fundamental Global Real Estate Index Fund
Notes to Portfolio Holdings

Under procedures approved by the fund’s Board of Trustees (the Board), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair value. Among other things, these procedures allow the fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
The fund values the securities in its portfolio every business day. The fund uses the following policies to value various types of securities:
•  Securities traded on an exchange or over-the-counter: Traded securities are valued at the closing value for the day, or, on days when no closing value has been reported, at the mean of the most recent bid and ask quotes. Securities that are primarily traded on foreign exchanges are valued at the official closing price or the last sales price on the exchange where the securities are principally traded with these values then translated into U.S. dollars at the current exchange rate, unless these securities are fair valued as discussed below.
•  Foreign equity security fair valuation: The Board has adopted procedures to fair value foreign equity securities that are traded in markets that close prior to the fund valuing its holdings. By fair valuing securities whose prices may have been affected by events occurring after the close of trading, the fund seeks to establish prices that investors might expect to realize upon the current sales of these securities. This methodology is designed to deter “arbitrage” market timers, who seek to exploit delays between the change in the value of the fund’s portfolio holdings and the Net Asset Value (NAV) of the fund’s shares, and seeks to help ensure that the prices at which the fund’s shares are purchased and redeemed are fair and do not result in dilution of shareholder interest or other harm to shareholders. When fair value pricing is used at the open or close of a reporting period, it may cause a temporary divergence between the return of the fund and that of its comparative index or benchmark. The Board regularly reviews fair value determinations made by the fund pursuant to these procedures.
•   Futures contracts: Futures contracts are valued at their settlement prices as of the close of their exchanges.
•   Mutual funds: Mutual funds are valued at their respective net asset values (NAVs).
•  Cash management sweep time deposits: Balances held in cash management sweep time deposits are accounted for on a cost basis, which approximates fair value.
•  Securities for which no quoted value is available: The Board has adopted procedures to fair value the fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. The fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the fund pursuant to the valuation procedures.
In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the fund discloses the fair value of its investments in a hierarchy that prioritizes the significant inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
•  Level 1—quoted prices in active markets for identical securities—Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities, mutual funds, ETFs and futures contracts. Investments in mutual funds are valued daily at their NAVs and investments in ETFs are valued daily at the last reported sale price or the official closing price, which are classified as Level 1 prices, without consideration to the classification level of the underlying securities held by an underlying fund.
•  Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)—Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and

Schwab Fundamental Global Real Estate Index Fund
Notes to Portfolio Holdings (continued)

provincial obligations. In addition, international securities whose markets close hours before the fund values its holdings may require fair valuations due to significant movement in the U.S. markets occurring after the daily close of the foreign markets. The Board has approved a vendor that calculates fair valuations of international equity securities based on a number of factors that appear to correlate to the movements in the U.S. markets.
•  Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments)—Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
REG84516MAY21